Supplemental cash flow information (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental Cash Flow Information [Abstract]
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	$ 31,552	$ 315,597	$ 216,360
Expenditures included in accounts payable net of exclusion	284,045	(99,237)
Recovery of exploration and evaluation asset included in receivables		1,007,373
Expenditures included in receivables net of exclusion	1,007,373
Share based payment reserve transfer to share capital	961,603
Asset retirement obligations included in exploration and evaluation assets	$ 75,000	$ 200,000